CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total		Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-Controlling Interests
Balance at Dec. 31, 2009	$ (116,625)		$ 1,066	$ 869,202	$ (981,676)	$ (24,189)	$ 18,972
Balance (in shares) at Dec. 31, 2009			106,573,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,176				52,968		6,208
Foreign currency translation adjustment	4,556					4,556
Cumulative effect from adoption of variable interest entity guidance	5,692				6,078		(386)
Stock-based compensation, value	3,411			3,411
Issuance of notes receivable due from stockholders	(747)			(747)
Repayments of notes receivable due from stockholders	97			97
Purchase of limited partnership and joint venture interests				0
Distributions to noncontrolling interests	(11,596)						(11,596)
Contributions from noncontrolling interests	125						125
Balance at Dec. 31, 2010	(55,911)		1,066	871,963	(922,630)	(19,633)	13,323
Balance (in shares) at Dec. 31, 2010			106,573,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	109,179				100,005		9,174
Foreign currency translation adjustment	(2,711)					(2,711)
Stock-based compensation, value	3,907			3,907
Issuance of notes receivable due from stockholders	(1,082)			(1,082)
Repayments of notes receivable due from stockholders	3			3
Purchase of limited partnership and joint venture interests				0
Distributions to noncontrolling interests	(13,510)			(38)			(13,472)
Contributions from noncontrolling interests	422						422
Balance at Dec. 31, 2011	40,297		1,066	874,753	(822,625)	(22,344)	9,447
Balance (in shares) at Dec. 31, 2011	106,573,193		106,573,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	53,832	[1],[2],[3],[4]			49,999		3,833
Foreign currency translation adjustment	3,149					3,149
Stock-based compensation, value	833			833
Repurchase of common stock, shares			(36,000)
Repurchase of common stock, value	(116)		(1)	316	(431)
Forfeiture of restricted stock, shares			(20,000)
Forfeiture of restricted stock, value	(127)			(127)
Issuance of notes receivable due from stockholders	(47)			(47)
Repayments of notes receivable due from stockholders	1,463			1,463
Distributions to noncontrolling interests	(4,160)						(4,160)
Balance at Mar. 31, 2012	95,124		1,065	877,191	(773,057)	(19,195)	9,120
Balance (in shares) at Mar. 31, 2012			106,517,000
Balance at Dec. 31, 2011	40,297		1,066	874,753	(822,625)	(22,344)	9,447
Balance (in shares) at Dec. 31, 2011	106,573,193		106,573,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	61,304				49,971		11,333
Foreign currency translation adjustment	7,543					7,543
Issuance of common stock in connection with initial public offering, shares			14,197,000
Issuance of common stock in connection with initial public offering, value	142,242		142	142,100
Exercises of stock options, shares			136,000
Exercises of stock options, value	884		1	883
Stock-based compensation, value	21,025			21,025
Repurchase of common stock, shares			(36,000)
Repurchase of common stock, value	(116)		(1)	316	(431)
Issuance of restricted stock, shares			314,000
Issuance of restricted stock, value	649		3	646
Forfeiture of restricted stock, shares			(36,000)
Forfeiture of restricted stock, value	(138)			(138)
Issuance of notes receivable due from stockholders	(587)			(587)
Repayments of notes receivable due from stockholders	1,661			1,661
Purchase of limited partnership and joint venture interests	(40,582)			(39,696)			(886)
Distributions to noncontrolling interests	(14,367)						(14,367)
Contributions from noncontrolling interests	390						390
Balance at Dec. 31, 2012	220,205		1,211	1,000,963	(773,085)	(14,801)	5,917
Balance (in shares) at Dec. 31, 2012	121,148,451		121,148,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	65,056				63,223		1,833
Foreign currency translation adjustment	(4,532)					(4,532)
Exercises of stock options, shares			1,212,000
Exercises of stock options, value	10,639		12	10,627
Stock-based compensation, value	4,494			4,494
Issuance of restricted stock, shares			219,000
Issuance of restricted stock, value	3		3	0
Forfeiture of restricted stock, shares			(10,000)
Forfeiture of restricted stock, value	(3)			(3)
Repayments of notes receivable due from stockholders	5,312			5,312
Distributions to noncontrolling interests	(2,435)						(2,435)
Balance at Mar. 31, 2013	$ 298,739		$ 1,226	$ 1,021,393	$ (709,862)	$ (19,333)	$ 5,315
Balance (in shares) at Mar. 31, 2013	122,569,475		122,569,000

[1]	The fourth quarter of 2012 includes a gain of $3.5 million from the collection of proceeds and other related amounts from the 2009 sale of the Company’s Cheeseburger in Paradise concept (see Note 13).
[2]	The third quarter of 2012 includes approximately $42.1 million of transaction-related expenses that relate to costs incurred in association with the completion of the initial public offering in August 2012. These expenses primarily include $34.1 million of certain executive compensation costs and non-cash stock compensation charges recorded upon completion of the initial public offering and an $8.0 million management agreement termination fee (see Notes 3 and 19).
[3]	During 2012, the Company recorded losses on extinguishment and modification of debt for refinancing transactions of $2.9 million, $9.0 million, and $9.1 million, in the first, third, and fourth quarters, respectively (see Note 11).
[4]	The first quarter of 2012 includes approximately $7.4 million of additional legal and other professional fees mainly resulting from amendment and restatement of a lease between OSI and PRP.